Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	BANK OF THE JAMES FINANCIAL GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0001275101